Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2018
Number And Average Number Of Employees [Abstract]
Summary of Number of Employees

	12-31-2018
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total	Annual Average
Chile	10	44	3	57	53
Argentina	21	1,914	2,413	4,348	4,521
Brazil	56	4,839	6,005	10,900	7,935
Peru	41	874	—	915	920
Colombia	38	2,104	2	2,144	2,148
Total	166	9,775	8,423	18,364	15,577

	12-31-2017
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total	Annual Average
Chile	7	45	3	55	58
Argentina	45	3,709	1,107	4,861	4,801
Brazil	19	2,756	814	3,589	3,788
Peru	45	863	—	908	907
Colombia	37	1,941	2	1,980	1,963
Total	153	9,314	1,926	11,393	11,517